Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES:
Voyage and time charter revenues (including amortization of above market acquired time charters)	$ 244,020	$ 368,447	$ 311,764
Service revenues, net	725,805	1,817,077	1,180,250
Total Revenues (Notes 2 and 18)	969,825	2,185,524	1,492,014
OPERATING EXPENSES/(INCOME):
Voyage expenses (Note 2)	65,286	117,165	103,211
Vessels and drilling units operating expenses	371,074	844,260	609,765
Depreciation and amortization (Notes 7)	227,652	449,792	357,372
Loss on contract cancellation (Note 6 and 15)	28,241	1,307	0
Contract termination fees and other (Note 6 and 15)	0	0	33,293
Impairment loss and loss from sale of vessels and vessel owning companies (Notes 7 and 12)	1,057,116	38,148	43,490
General and administrative expenses	104,912	193,686	184,722
Legal settlements and other, net (Note 15.1)	(2,948)	(2,013)	4,585
Operating income/(loss)	(881,508)	543,179	155,576
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 17)	(172,132)	(411,021)	(332,129)
Interest income	527	12,146	12,498
Gain/(Loss) on interest rate swaps (Note 12)	(11,601)	(15,528)	8,373
Other, net (Note 12)	(9,275)	7,067	2,245
Total other expenses, net	(192,481)	(407,336)	(309,013)
INCOME/(LOSS) BEFORE INCOME TAXES AND EARNINGS OF AFFILIATED COMPANIES	(1,073,989)	135,843	(153,437)
Loss due to deconsolidation of Ocean Rig (Note 10)	(1,347,106)	0	0
Income taxes (Note 20)	(37,119)	(77,823)	(44,591)
Equity in net losses of Ocean Rig (Note 10)	(349,872)	0	0
NET INCOME/(LOSS)	(2,808,086)	58,020	(198,028)
Less: Net income attributable to non-controlling interests	(38,975)	(105,532)	(25,065)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(2,847,061)	(47,512)	(223,093)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 19)	$ (2,847,631)	$ (48,209)	$ (223,149)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS, BASIC AND DILUTED (Note 19)	$ (107.06)	$ (2.64)	$ (14.53)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 19)	26,598,361	18,241,265	15,362,532